Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Summary of Stock Based Compensation Expense

Stock compensation expense (in thousands) was allocated between departments as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Research & Development	$43	$41	$140	$116
Sales & Marketing	—	11	7	22
General & Administrative	183	154	708	422

Total	$226	$206	$855	$560

Stock compensation expense was allocated between departments as follows;

	Year ended
	December 31, 2016	December 31, 2015
Research & Development	$165,154	$148,948
Sales & Marketing	30,418	62,533
General & Administrative	675,698	730,888

Total	$871,270	$942,369

Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model

No options were granted during the three months ended September 30, 2017 and 2016, and the fair value of each award granted for the nine months ended September 30, 2017 and 2016, was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected life (years)	—	—	5.5-6.08	5.5-6.08
Risk-free interest rate	—	—	1.9%-2.2%	1.3%-1.7%
Volatility	—	—	61%-69%	65% - 73%
Dividend rate	—	—	— %	— %

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2016:

Year Ended
	December 31, 2016	December 31, 2015
Expected life (years)	6.1	6.1
Risk-free interest rate	1.3% - 1.7%	1.6% - 1.7%
Volatility	65% - 73%	56% - 66%
Dividend rate	— %	— %

Summary of Stock Option Transactions

The following table summarizes stock option transactions for the nine months ended September 30, 2017 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)
Balance at January 1, 2017	191,771	581,686	$17.10	8.48
Additional shares authorized	134,295	—
Amendment to plan to authorize additional shares	1,785,837	—
Options granted	(622,755)	622,755	3.05
Options exercised	—	—
Options canceled/forfeited	132,437	(132,437)	9.30

Balance at September 30, 2017	1,621,585	1,072,004	9.9	8.11

Options vested at September 30, 2017		533,202	$14.05	6.96

Options vested and expected to vest at September 30, 2017		1,072,004	$9.90	8.11

The following table summarizes stock option transactions for the years ended December 31, 2016 and 2015 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term
				(in years)
Balance at December 31, 2014	121,212	214,402	$31.70
Additional shares authorized	54,152	—	—
Options granted	(191,142)	191,142	15.40
Options exercised		(16,769)	17.50
Options canceled/forfeited	17,007	(17,007)	25.15

Balance at December 31, 2015	1,229	371,768	24.10	8.75
Additional shares authorized	112,143	—	—
Amendment to plan to authorize additional shares	300,000	—	—
Options granted	(267,851)	267,851	6.80
Options exercised	—	(11,683)	6.00
Options canceled/forfeited	46,249	(46,249)	15.45

Balance at December 31, 2016	191,770	581,687	$17.10	8.48

Options vested at December 31, 2016		290,006	$20.60	8.13

Options vested and expected to vest at December 31, 2016		581,686	$17.10	8.48